Results from discontinued operations (Tables)	12 Months Ended
Jun. 30, 2022
Schedule of discontinued operations
	June 30, 2022	June 30, 2021	June 30, 2020
Revenues	-	62,057	255,065
Costs	-	(50,353)	(182,872)
Gross profit	-	11,704	72,193
Net loss from fair value adjustment of investment properties	-	(45)	(7,363)
General and administrative expenses	-	(7,143)	(24,309)
Selling expenses	-	(6,805)	(33,302)
Impairment of associates and joint ventures	-	-	(6,084)
Other operating results, net	-	2,322	879
Profit from operations	-	33	2,014
Share of profit of associates and joint ventures	-	1,178	3,567
Profit before financial results and income tax	-	1,211	5,581
Finance income	-	862	3,316
Finance cost	-	(11,316)	(41,940)
Other financial results	-	749	(19,789)
Financial results, net	-	(9,705)	(58,413)
Loss before income tax	-	(8,494)	(52,832)
Income tax	-	454	(413)
Loss from operations that are discontinued	-	(8,040)	(53,245)
(Loss) / gain for loss of control	-	(6,593)	45,133
Loss from discontinued operations	-	(14,633)	(8,112)

(Loss) / profit for the year from discontinued operations attributable to:
Equity holders of the parent	-	(11,562)	(13,984)
Non-controlling interest	-	(3,071)	5,872
Loss per share from discontinued operations attributable to equity holders of the parent:
Basic	-	(19.65)	(24.30)
Diluted	-	(19.65)	(24.30)